Acquisitions - Schedule of Fair Value of the Net Assets Acquired (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value of the Net Assets Acquired [Abstract]
Cash and cash equivalents	$ 1,048,480
Prepaid expenses and other assets	708,912
Software	657,793
Goodwill	5,197,438	$ 5,197,438
Accrued expenses and other current liabilities	(612,623)
Net assets acquired	$ 7,000,000